Noncontrolling Interest (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Viva Wealth Fund I L L C [Member]
Noncontrolling Interest [Line Items]
Payments of Distributions to Affiliates	$ 593,087	$ 0
Viva Wealth Fund I L L C [Member]
Noncontrolling Interest [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 3,400,000	$ 2,720,000
Debt Conversion, Converted Instrument, Shares Issued	680	544